CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
CONTINGENT LIABILITIES
NOTE 11	-	CONTINGENT LIABILITIES

A.	Claims

1.
On July 13, 2010 the State Revenue Services of São Paulo issued a tax deficiency notice against our subsidiary in Brazil, Ituran Sistemas de Monitoramento Ltda., claiming that the vehicle tracking and monitoring services provided by our subsidiary should be classified as telecommunication services and therefore subject to the imposition of State Value Added Tax – ICMS, resulting in an imposition of 25% state value added tax on all revenues of our subsidiary during the period between August 2005 and December 2007. At the time of serving the notice upon us, the tax deficiency notice was in the amount of R$36,499,984 (approximately US$22.1 million at the time) plus interest in the amount of R$30,282,420 (approximately US$18.2 million at the time) and penalties in the amount of R$66,143,446 (approximately US$40.0 million at the time). As of December 31, 2014, the aggregate sum claimed pursuant to the tax deficiency notice (principal amount, interest and penalties) was estimated on December 2014, at R$220,000,000 (approximately US$82.7 million). The decision of the administration first level was unfavorable to us and we have filed an appeal to the Administrative Court of Appeals in São Paulo. On March 2, 2012 the Administrative Court of the State of São Paulo dismissed the State Revenue Services of São Paulo's claims and resolved in our favor. The State of São Paulo filed an administrative appeal to a full bench session at the Administrative Court which has been dismissed on December 20, 2014 and such a decision is non-appealable.

Furthermore, it is noted that the effect of aforesaid decision is limited to the period of August 2005 up to December 2007. It is possible that the State of São Paulo may issue us additional tax deficiency notices regarding the past 5 year period. However, we maintain our position, based among other things on the results of the aforesaid legal proceedings, that if such tax deficiency notices are issued in future, our chances of success in defending its position are overwhelmingly favorable.

2.
On June 24, 2010 the Brazilian Internal Revenue Service issued a tax assessment that claimed the payment, at the time of filing the tax assessment, of R$5,567,032 (approximately US$ 3,120,000 at the time) including interest and penalties, following the offsetting on October 1, 2005 of an amount of approximately US$ 2.1 million of a receivable held by Ituran Beheer BV, a Dutch legal entity held by us, against accumulated losses of our subsidiary Ituran Sistemas de Monitamento Ltda, which originated from a technology transfer agreement executed by and between Ituran Brazil and OGM Investments B.V. (also a Dutch company held by us). The decision of the administrative court of the first level was unfavourable to us and therefore we have filed an appeal to the Administrative Court of Appeals in São Paulo. In October 2013, we were notified that the Administrative Court of Appeal has partially accepted our administrative defense in order to reduce the percentage of penalty imposed on us. Subsequently, Ituran Brazil filed a Special Appeal to the Superior Court of Tax Appeals, an administrative venue.  The Special Appeal lodged by Ituran Brazil was not accepted by the Superior Court of Tax Appeals. Ituran Brazil challenged the tax assessment before a Federal Court of Law by our special appeal, which was rejected on January 18th, 2016, and terminated the administrative venue.  On March 15, 2016,we have taken the dispute to Judiciary venue, and filed a lawsuit in order to challenge the administrative decision. On July 2016 the federal government filed its defense, and on Sept. 2016 we filed counterarguments and request for the drafting of an accounting report to be made by a court-appointed expert. We are currently waiting for the court to analyze our last request. Based on the legal opinion of the subsidiary’s Brazilian legal counsel we believe that such claim is without merit, as the assessment based on wrong assumption, since offsetting proceedings did not have any tax effect and the chances of our success are more likely than not. As of December 31, 2016, the aggregate sum claimed pursuant to the tax assessment (principal amount, interest and penalties) is estimated at R$12.1 million.

3.
On January 12, 2016, Brazilian Federal Communication Agency – Anatel issued an additional tax assessment for FUST contribution (contribution on telecommunication services) levied on the monitoring services rendered by us regarding the year of 2012 which amounts on December 31, 2016 to R$ 3,049,156 (approximately US$ 915,000) including interest and penalties. This amount added up to the previous FUST tax assessments for the years 2007 and 2008 which was issued on October 20, 2011, and including interest and penalties, on December 31, 2016 amounts to R$ 4,689,289 (approximately US$ 1,407,000), to FUST tax assessment for the year 2010 which including interest and penalties, on December 31, 2016 amounts to R$ 3,350,843 (approximately US$ 1,005,000) and to FUST tax assessment for the year 2011 (and January 2012) which including interest and penalties, on December 31, 2016 amounts to R$ 3,191,219 (approximately US$ 957,000). Due to the such last tax assessment, on December 31, 2015, the aggregate amount claimed by Anatel increased to approximately R$ 14.3 million (approximately US$ 4.3 million). The reason Anatel demand the payment of FUST from us is the fact that in order to provide monitoring services we need to operate telecommunication equipment in a given radio frequency. We hold a telecommunication license from Anatel (for information on our licenses see item 4B. "Information on the company" – "Business overview" under the caption "Regulatory Environment"). The authorities have construed that we render telecommunication services and FUST should be levied in relation to Net Revenues. Based on the legal opinion of the subsidiary’s Brazilian legal counsel we believe that such claim is without merit, the interpretation of the legislation is mistaken, given that we don’t render telecommunication services, but rather services of monitoring goods and persons for security purposes and therefore the chances of our success are more likely than not and accordingly no provision has been made. We have filed our defense for the years 2007 and 2008 on December 2011. Our Defense for the year 2010 was filed on November 2014,our defense for the year 2011 (and January 2012) was filed on February 2016 and our Defense for the year 2012 was filed on February 2016. We are currently awaiting the Lower Court decisions on all the aforementioned FUST claims.

4.
On November 22, 2016, Brazilian Federal Communication Agency - Anatel – issued an additional tax assessment for FUNTELL contribution (contribution to Fund for the Technological Development of Telecommunication) levied on the monitoring services rendered by us regarding the year of 2012 which on December 31, 2016 amounts to R$ 1,313,719  (approximately US$ 395,000) including interest and penalties. This amount added up to the previous FUNTELL tax assessments for the year 2007, which was issued on July 13, 2011, and including interest and penalties, on December 31, 2016 amounts to R$ 880,140 (approximately US$ 264,000), to FUNTELL tax assessment for the year 2008 which including interest and penalties, on December 31, 2016 amounts to R$ 861,599 (approximately US$ 260,000),to FUNTELL tax assessment for the year 2010 which including interest and penalties, on December 31, 2016 amounts to R$ 1,198,362 (approximately US$ 360,000) and 2011 which on December 31, 2016 amounts to R$ 1,185,316 (approximately US$ 356,000) including interest and penalties. Due to the such last tax assessment, on December 31, 2016, the aggregate amount claimed by Anatel increased to approximately R$ 5.4 million (approximately US$ 1.64 million). The reason Anatel demands the payment of FUNTELL from us is the fact that in order to provide monitoring services we need to operate telecommunication equipment in a given radio frequency. We hold a telecommunication license from Anatel (for information on our licenses see item 4B. "Information on the company" – "Business overview" under the caption "Regulatory Environment"). The authorities have construed that we render telecommunication services and FUNTELL should be levied in relation to Net Revenues. Based on the legal opinion of the subsidiary’s Brazilian legal counsel we believe that such claim is without merit, the interpretation of the legislation is mistaken, given that we don’t render telecommunication services, but rather services of monitoring goods and persons for security purposes and therefore the chances of our success are more likely than not and accordingly no provision has been made. We have filed our defenses as follows: for the year 2007 on July 2011, for the year 2008 on June 2011, for the year 2010 on December 2014, for the year 2011 on October 2015, and for the year 2012 on November 2016. We are currently awaiting the Lower Court decisions on all the aforementioned FUNTELL

5.
On July 13, 2015 we received a purported class action lawsuit which was filed against the Company in the District Court of Central Region in Tel-Aviv, Israel, by one plaintiff who is a subscriber of the Company, alleging that the Company, which was declared a monopoly under the Israeli Restrictive Trade Practices Law, 1988, unlawfully abused its power as a monopoly and discriminated between its customers. The plaintiff claims that the alleged discrimination resulted from the Company charging higher monthly subscription fees from customers who are obliged by insurance company requirements to install location and recovery systems in their vehicles than the monthly subscription fees that are charged from customers who are not required by insurance companies to install location and recovery systems in their vehicles. In addition, the plaintiff claims that the Company offers to customers who are not required by insurance companies to install location and recovery systems in their vehicles, a discounted warrantee service to their location and recovery systems. The plaintiff claims in addition to the above, that such actions raise additional causes of action against the Company such as negotiations without good faith, executing contract without good faith, breach of contract, unjust enrichment, breach of consumer protection laws, tort laws, and breach of statutory duty. The lawsuit is yet to be approved as a class action. The total amount claimed if the lawsuit is approved as a class action was estimated by the plaintiff to be approximately NIS 300 million (approximately USD 77 million). Our defense against the approval of the class action lawsuit was filed on January 3, 2016. The plaintiff has responded to our defense on February 29, 2016, and a first preliminary hearing took place on January 4th, 2017 A class action lawsuit based on similar claims, against the Company, which description was filed with sect on form 6-K on March 22, 2011, was dismissed by the court on the request of both parties, on March 5, 2012 for a small compensation to the plaintiff and his attorneys, in a total amount of NIS 30,000 (approximately USD 7,900). Such dismissal of a similar class action lawsuit may have a positive effect on the Company's defense against the current lawsuit. Based on an opinion of its legal counsels, at this preliminary stage, the Company is unable to assess the lawsuit's chances of success, however based on the documents of the claim, the Company has good defense arguments in respect of claims made by the plaintiff and that the chances that the lawsuit will not be approved as a class action lawsuit are higher than it will be approved. While we cannot predict the outcome of this case, if we are not successful in defending our claim, we could be subject to significant costs, adversely affecting our results of operations.

6.
Claims are filed against the Company and its subsidiaries from time to time during the ordinary course of business, usually with respect to civil, labor and commercial matters.  The Company's management believes, based on its legal counsels' assessment, that the provision for contingencies recognized in the balance sheet is sufficient and that currently there are no claims (other than those described in this Note above) that are material, individually or in the aggregate, to the consolidated financial statements as a whole.

B.
The Company was declared a monopoly under the Israeli Restrictive Trade Practices Law, 1988, in the market for the provision of systems for the location of vehicles in Israel.  Under Israeli law, a monopoly is prohibited from taking certain actions, such as predatory pricing and the provision of loyalty discounts, which prohibitions do not apply to other companies.  The Israeli Antitrust Authority may further declare that the Company has abused its position in the market.  Any such declaration in any suit in which it is claimed that the Company engages in anticompetitive conduct may serve as prima facie evidence that the Company is either a monopoly or that it has engaged in anticompetitive behavior.  Furthermore, it may be ordered to take or refrain from taking certain actions, such as setting maximum prices, in order to protect against unfair competition.

C.	Commitments

1.
As of December 31, 2016, minimum future rentals under operating leases of buildings and base station sites for periods in excess of one year were as follows: 2017 – US$ 2.4 million, 2018 – US$ 1.6 million, 2019 – US$ 1.3 million, 2020 – US$ 0.7 million and 2021 – US$ 0.3 million.

The leasing fees expensed in each of the years ended December 31, 2016, 2015 and 2014, were US$ 2.6 million, US$ 2.5 million and US$ 2.5 million, respectively.

2.
In January 2008, the Company entered into a 10 year Frame Product and Service Purchase Agreement with Telematics, pursuant to which (after the completion of the sale of Telematics), the Company and Telematics shall purchase from each other certain products and services as detailed in the agreement for a price and subject to other conditions as detailed in the agreement.  In addition, each of the Company and Telematics undertook toward one another not to compete in each other's exclusive markets in the area of RF vehicle location and tracking RF technology or similar RF terrestrial location systems and technology.  The agreement was for a term of 10 years, following which it shall be renewed automatically for additional consecutive 12 month periods, unless nonrenewal notice is sent by one of the parties to the other.  Pursuant to the agreement, each of Telematics and Ituran granted the other party a license to use certain technology in connection with the products and services purchased from each other, which license survives the termination or expiration of the agreement.

As of December 31, 2016, the Company is obliged to purchase from Telematics products in an aggregate amount of approximately US$ 13.1 million (2017 – US$ 7.1 million, 2018 – US$ 6 million).